Share capital - Disclosure of detailed information about performance share units (Details)	1 Months Ended
Aug. 19, 2025 $ / shares shares
Disclosure of classes of share capital [abstract]
Number of performance share units granted | shares	1,140,730
Average fair value per unit	$ 2.64
Share price	$ 2.22
Risk free interest rate	3.42%
Expected life	3 years
Expected volatility	71.00%
Expected dividends	0.00%
Average index share price	$ 43.74
Average correlation coefficient	$ 0.54